Virtus Equity Trust

Supplement dated September 30, 2011 to the Prospectuses and

Statement of Additional Information (“SAI”), each dated July 31, 2011, as supplemented

Virtus Insight Trust

Supplement dated September 30, 2011 to the Prospectuses and SAI,

each dated May 1, 2011, as supplemented

Virtus Opportunities Trust

Supplement dated September 30, 2011 to the Prospectuses and SAI,

each dated January 31, 2011, as supplemented

Virtus Variable Insurance Trust

Supplement dated September 30, 2011 to the Prospectuses and SAI,

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 30, 2011, the Distributor has reorganized from a Connecticut corporation to a Delaware limited liability company and is now known as VP Distributors, LLC. All references to the Distributor in the above-named prospectuses and SAIs are hereafter meant to reference VP Distributors, LLC.

Investors should retain this supplement with the Prospectuses and SAIs for future reference.

VET&VIT&VOT&VVIT 8520/VPD (9/2011)